Note 14 - Interest Rate Risk Position (Tables)	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	April 30, 2022		October 31, 2021
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Impact on projected net interest income during a 12 month period	$5,927	$(6,292)	$4,147	$(3,220)
Impact on reported equity during a 60 month period	$2,936	$(3,008)	$1,603	$(1,586)

Duration difference between assets and liabilities (months)	3.1		2.3